Other Results	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Results [Line Items]
Other results
11.
Other results

Other results is composed of the following categories:

	2022	2021	2020
Interest Income from Financial Instruments (i)	18,114	2,556	443
Fair value (losses)/gains of financial assets at FVPL (i)	(36)	(16)	9
Other finance income (ii)	-	-	50
Finance income	18,078	2,540	502

	2022	2021	2020
Finance expense related to derivative financial instruments (iii)	(18,763)	-	-
Other finance expenses (iv)	(5,728)	(402)	(47)
Interest charges for lease liabilities (v)	(177)	(142)	(20)
Finance costs	(24,668)	(544)	(67)
Inflation adjustment (vi)	(1,037)	(334)	38
Other results	(7,627)	1,662	473

(i)
Corresponds to interests and fair value gains from short -term liquid financial instruments and financial assets measured at fair value through profit and loss. dLocal investments during 2022 generated an interest income of USD 18,114 (USD 2,524 in 2021 and USD 427 in 2020). For further information refer to Note 15: Financial assets at fair value through profit or loss.
(ii)
During 2020, due to the effects of the COVID-19 pandemic the Group agreed with the lessor of the office at WTC Free Zone to have an exoneration of three-monthly installments that amounted to USD 50.
(iii)
In 2022 corresponds to the implicit interest rate included in the derivative financial instruments that are not designated as hedging instruments. The Group has elected to separate the spot element from the forward element of the derivative financial instruments and designated as the hedging instrument only the change in the fair value of the spot element, which is included in Costs of Services. The forward element of the derivative financial instruments, which consists of the implicit interest rate, is not designated as a hedging instrument and therefore is presented as Finance Costs. For further information refer to Note 24 Derivative financial instruments.
(iv)
Mainly corresponds to interest charges for borrowings, foreign exchange loss and other interests.
(v)
Interest charges for lease liabilities correspond to the application of IFRS 16 Leases. For further information refer to Note 19: Leases.
(vi)
Following IAS 29 requirements, Argentina’s economy is considered hyperinflationary. In this sense, the financial statements of subsidiary dLocal Argentina was restated to reflect the purchasing power of the currency and therefore a gain on net monetary position arose.